Investments in Trading Securities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Investments in Trading Securities (Details) [Line Items]
Fair value of investments	$ (1,286,722)	$ 80,670	$ (1,138,564)	$ (28,734)	$ (381,370)	$ 192,102
Common Stock [Member]
Investments in Trading Securities (Details) [Line Items]
Ordinary shares (in Shares)			7,850,000
Ordinary shares fair value			$ 2,570,090